Other Post-Employment Benefits	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Other Post-Employment Benefits
23.	OTHER POST-EMPLOYMENT BENEFITS
The Company offers post-employment life insurance, health care and dental care to some of its retirees. These obligations are not pre-funded.
The most recent actuarial valuations of the present value of the other post-employment benefit obligation were carried out at November 1, 2024.
The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Assumptions for determination of defined benefit cost:

Discount rate

Defined benefit obligation	4.85%	5.04%

Current service cost	4.84%	5.07%

Interest cost on benefit obligation	4.79%	4.95%

Interest cost on current service cost	4.85%	5.07%

Health care cost immediate trend rate	4.90%	4.96%

Assumptions for determination of defined benefit obligation:

Effective discount rate	4.70%	4.85%

Health care cost immediate trend rate	4.83%	4.90%

Assumptions for determination of defined benefit cost and defined benefit obligation:

Health care cost ultimate trend rate	4.00%	4.00%

Year ultimate health care cost trend rate reached	2040	2040

Salary Increases per annum	2.00%	2.00%

Mortality	105%CPM 2014 Private Projection CPM-B	105%CPM 2014 Private Projection CPM-B

The components of amounts recognized in the consolidated statements of net (loss) income in respect of the other post-employment benefit plans are presented below:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Amounts recognized in net (loss) income were as follows:

Current service cost	$2.4	$3.0

Net interest cost	8.0	10.7

	$10.4	$13.7

Post employment benefit costs recognized in:

Cost of sales	$2.1	$2.6

Administrative and selling expenses	0.3	0.4

Interest on other post-employment benefit obligation	8.0	10.7

	$10.4	$13.7

The amounts recognized in the consolidated statements of other comprehensive income in respect of these other post-employment benefit plans are presented below:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Amounts recognized in other comprehensive income, were as follows:

Actuarial (gain) loss on accrued post employment benefit liability	$(25.3)	$3.3

The amounts included in the consolidated statements of financial position arising from the Company’s obligation in respect of its other post-retirement benefit plans were as follows:

As at,	December 31, 2024	March 31, 2024

Present value of post-employment benefit obligation	$206.2	$229.5

Fair value of plan assets	-	-

Accrued other post-employment benefit obligation	$206.2	$229.5

Reconciliation of the amounts recognized in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) loss immediately recognized, net of tax

Balance at March 31, 2023	$(76.8)	$-	$(76.8)

Actuarial loss immediately recognized	3.3	-	3.3

Balance at March 31, 2024	$(73.5)	$-	$(73.5)

Actuarial gain immediately recognized	(25.3)	-	(25.3)

Balance at December 31, 2024	$(98.8)	$-	$(98.8)

Continuities of the other post-employment benefit plan assets and obligations are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Movements in the present value of the post-employment benefit plan assets were as follows:

Fair value of plan assets at beginning of the period and year, respectively	$-	$-

Employer contributions	8.5	10.4

Benefits paid	(8.5)	(10.4)

Fair value of plan assets at December 31, 2024 and March 31, 2024, respectively

	$-	$-

Movements in the present value of the other post-employment benefit obligation were as follows:

Defined benefit obligation at the beginning of the period and year, respectively	$229.5	$222.9

Current service cost	2.4	3.0

Interest cost	8.0	10.7

Actuarial losses arising from financial assumptions	3.9	5.5

Actuarial gains arising from demographic assumptions	(33.2)	-

Actuarial (losses) gains from experience adjustments	4.1	(2.2)

Benefits paid	(8.5)	(10.4)

Defined benefit obligation at December 31, 2024 and March 31, 2024, respectively

	$206.2	$229.5

Cash flow information
For the nine month period ended December 31, 2024, the amounts included in the consolidated statements of cash flows in respect of these other post-employment benefit plans was $8.5 million. For the year ended March 31, 2024, the amounts included in the consolidated statements of cash flows in respect of these other post-employment benefit plans was $10.4 million The Company’s expected contributions for the fiscal year ending December 31, 2025 is $12.0 million.

Sensitivity of results to actuarial assumptions
The sensitivity of the other post-employment benefit obligation to changes in the discount rate, health care cost trend rate and mortality assumptions are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Effect of change in discount rate assumption

One percentage point increase	$(23.9)	$(26.4)

One percentage point decrease	$30.0	$33.2

Effect of change in health care cost trend rates

One percentage point increase	$24.0	$27.9

One percentage point decrease	$(20.5)	$(24.2)

Effect of change in mortality assumption

Set forward one year	$8.6	$8.6

Set back one year	$(8.4)	$(8.5)
The discount rate sensitivities presented above are estimates based on plan durations. The other post-employment benefit obligation and the current service cost have an implied duration of 13 and 29 years, respectively at current discount rates.